S000006647 [Member] Expense Example - Loomis Sayles Small Cap Value Fund	Sep. 30, 2025 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,173
Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,461
Admin Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,741
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	$ 1,071